UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:    December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

March 31, 2013 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 135.63%
Aerospace and Defense - 4.14%
Booz Allen Hamilton, Inc., Senior Secured Tranche B First Lien Initial Term Loan, 4.500%, 7/27/2019	Ba2	$2,999,125	$3,047,545
Camp Systems International Holdings Co., Senior Secured First Lien Refinance Term Loan, 5.250%, 05/31/2019	B1	585,294	592,976
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.250%, 11/02/2018	B3	1,089,189	1,109,611
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 11/02/2018	B3	493,766	503,024
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 5.750%, 10/25/2019	B3	194,824	197,747
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2019	B3	2,298,926	2,333,409
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	B3	521,739	534,783
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 6.500%, 05/09/2018	B3	455,360	459,345
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	B2	3,454,861	3,517,774

			12,296,214

Automotive - 3.40%
Chrysler Group LLC, Senior Secured Tranche B First Lien Term Loan, 6.000%, 05/24/2017	Ba2	4,788,655	4,884,764
FRAM Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/31/2017	B2	2,288,150	2,323,422
Jason, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/28/2019	B1	2,000,000	2,007,500
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	Ba3	865,385	874,038

			10,089,724

Banking, Finance, and Real Estate - 4.78%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 5.000%, 12/20/2019	B2	2,946,429	2,990,021
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	B2	1,985,025	2,012,944
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 4.500%, 05/24/2019	Ba2	3,251,018	3,291,461
BNY ConvergEx Group LLC, Senior Secured EZE Borrower Second Lien Term Loan, 8.750%, 12/18/2017	B1	443,368	439,488
BNY ConvergEx Group LLC, Senior Secured Second Lien Top Borrower Term Loan, 8.750%, 12/18/2017	B1	1,056,633	1,047,387
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	B1	2,992,500	3,050,495
First Data Corp., Senior Secured First Lien Extended 2018 Dollar Term Loan, 5.204%, 03/26/2018	B1	545,455	544,535
SNL Financial LC, Senior Secured First Lien Term Loan, 5.500%, 10/23/2018	B2	798,000	802,321

			14,178,652

Beverage, Food and Tobacco - 1.57%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 5.750%, 07/10/2017	B1	1,617,568	1,643,449
Brasa Holdings, Inc., Senior Secured First Lien Term Loan, 7.500%, 07/22/2019	B1	2,155,833	2,172,002
Roundy’s Supermarkets, Inc., Senior Secured Tranche B First Lien Term Loan, 5.750%, 02/13/2019	B1	830,122	829,528

			4,644,979

Capital Equipment - 3.00%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	Ba3	3,000,000	3,027,045
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	Ba2	593,939	596,464
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Ba2	4,714,286	4,746,696

	Moody’s Rating	Principal Amount	Market Value

Capital Equipment (continued)
Unifrax I LLC, Senior Secured First Lien Dollar Term Loan, 4.250%, 11/28/2018	Ba3	$513,415	$519,463

			8,889,668

Chemicals, Plastics and Rubber - 6.72%
Arizona Chemical U.S., Inc., Senior Secured First Lien Term Loan, 5.250%, 12/22/2017	Ba3	1,468,302	1,495,524
Berry Plastics Corp., Senior Secured First Lien Term D Loan, 3.500%, 02/08/2020	B2	2,743,902	2,742,654
Nusil Technology LLC, Senior Secured First Lien Term Loan, 5.000%, 04/07/2017	B1	3,146,160	3,174,192
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 6.750%, 11/15/2018	B2	3,081,920	3,120,444
Taminco Global Chemical Corp., Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 02/15/2019	B1	380,776	384,495
U.S. Coastings Aquisition, Inc., Senior Secured First Lien Initial Term B Loan, 4.750%, 02/01/2020	B2	2,517,483	2,555,119
Univar, Inc., Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	B2	6,381,229	6,455,442

			19,927,870

Construction and Building - 3.17%
Custom Building Products, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/16/2019	B1	3,775,438	3,850,947
Genarac Power Systems, Inc., Senior Secured First Lien Term B Facility Loan, 6.250%, 05/30/2018	B2	3,300,833	3,383,354
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	B2	2,157,895	2,174,090

			9,408,391

Consumer Goods Durable - 4.39%
AOT Bedding Super Holdings LLC (AKA National Bedding/Serta), Senior Secured First Lien Term B Loan, 5.000%, 10/01/2019	B2	2,706,767	2,748,383
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	B2	1,067,961	1,083,981
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 01/21/2019	B2	4,776,406	4,851,038
MModal, Inc., Senior Secured First Lien Term B Loan, 6.750%, 08/15/2019	Ba3	3,711,312	3,598,822
Spectrum Brands, Inc., Senior Secured First Lien Term B Loan, 4.500%, 12/17/2019	Ba3	719,351	731,130

			13,013,354

Consumer Goods Non Durable - 3.96%
Acosta, Inc., Senior Secured First Lien Term D Loan, 5.000%, 03/01/2018	B1	2,303,957	2,340,682
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	Ba3	1,742,822	1,742,386
Inmar, Inc., Senior Secured First Lien Term Loan, 6.500%, 08/12/2018	B1	2,943,282	2,962,884
Sagittarius Restaurants LLC (fka Captain D’s), Senior Secured First Lien Term Loan, 7.750%, 05/18/2015	B1	1,865,625	1,877,677
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	B3	265,027	265,856
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.250%, 07/07/2017	B3	2,555,994	2,563,981

			11,753,466

Containers, Packaging and Glass - 2.50%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	B1	1,774,194	1,793,045
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured First Lien Term Loan, 6.000%, 12/06/2018	B2	3,990,000	4,079,775
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/28/2018	B1	1,522,828	1,547,140

			7,419,960

Energy Electricity - 0.98%
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 5.000%, 03/13/2020	Ba3	1,550,023	1,571,662
Topaz Power Holdings LLC, Senior Secured First Lien Term Loan, 5.250%, 02/26/2020	B1	1,308,197	1,331,090

			2,902,752

Energy, Oil and Gas - 6.79%
Ameriforge Group, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/19/2019	B2	1,995,000	2,025,763
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	Ba2	432,875	437,925
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	Ba2	1,274,469	1,304,209
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 9.750%, 03/26/2018	Caa1	1,181,432	1,217,365

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/26/2020	B2	$472,028	$475,568
Everest Acquisition LLC, Senior Secured Tranche B-1 First Lien Term Loan, 5.000%, 05/24/2018	Ba3	1,666,667	1,690,925
Plains Exploration & Production Co., Senior Secured First Lien Term B Loan, 4.000%, 11/30/2019	Ba3	1,666,667	1,672,917
Ruby Western Pipeline Holdings LLC, Senior Secured First Lien Term Loan, 3.500%, 03/27/2020	Ba2	632,530	641,227
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, 6.000%, 09/25/2018	B1	735,294	745,176
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I], 5.000%, 10/01/2019	B1	3,993,176	4,038,099
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I-A], 5.000%, 10/01/2019	B1	529,129	535,081
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan, 5.000%, 10/01/2019	B1	323,195	326,831
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 5.250%, 11/13/2018	Ba3	3,282,911	3,352,690
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	B1	1,670,807	1,688,217

			20,151,993

Environmental Industries - 2.56%
ADS Waste Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 10/09/2019	B2	2,555,172	2,587,380
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	B1	3,997,494	4,000,812
Tervita Corp., Senior Secured First Lien Term Loan, 6.250%, 05/15/2018	B2	1,000,000	1,014,065

			7,602,257

Healthcare and Pharmaceuticals - 17.33%
ABB Con-Cise Optical Group LLC, Senior Secured First Lien Term Loan, 5.500%, 02/06/2019	B2	882,353	889,526
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.750%, 07/02/2018	B1	1,924,311	1,962,797
Bausch & Lomb, Inc., Senior Secured First Lien Bridge Loan, 0.283%, 01/01/2020	B1	2,000,000	2,015,000
Bausch & Lomb, Inc., Senior Secured First Lien Parent Term Loan, 5.250%, 05/17/2019	B1	2,977,500	3,011,786
BSN Medical, Inc., Senior Secured First Lien Term B1 Loan, 5.000%, 08/28/2019	B2	4,684,756	4,733,946
Carestream Health, Inc. (aka Onex Carestream Finance LP), Senior Secured First Lien Term B Loan, 5.000%, 02/27/2017	B1	4,896,827	4,926,135
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.000%, 11/19/2019	B2	740,364	751,354
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.000%, 12/22/2016	Ba3	2,740,530	2,793,971
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	2,925,821	2,836,685
Emergency Medical Services Corp. (aka AMR/EMCare), Senior Secured First Lien Initial Term Loan, 4.000%, 05/25/2018	B1	2,234,080	2,262,699
Hologic, Inc., Senior Secured First Lien Term B Loan, 4.500%, 07/19/2019	Baa3	1,217,125	1,235,553
Iasis Healthcare LLC, Senior Secured First Lien Term B-2 Loan, 4.250%, 05/03/2018	Ba2	2,781,364	2,823,377
Immucor, Inc., Senior Secured First Lien Term B-2 Loan, 5.000%, 08/17/2018	Ba3	2,004,215	2,034,289
Kinetic Concepts, Inc., Senior Secured First Lien Additional Term C-2 Loan, 5.000%, 11/04/2016	Ba2	1,701,007	1,726,871
National Mentor Holdings, Inc., Senior Secured Tranche B-1 First Lien Term Loan, 6.500%, 02/09/2017	Ba3	2,984,779	3,032,043
National Specialty Hospitals, Inc., Senior Secured First Lien Initial Term Loan, 8.250%, 02/03/2017	B2	2,432,888	2,426,806
Pharmaceutical Product Development, Inc. (Jaguar AKA PPDI), Senior Secured First Lien Term B Loan, 4.250%, 12/05/2018	B2	2,192,892	2,224,568
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	B1	2,331,060	2,353,287
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.000%, 12/21/2017	Ba3	4,862,136	4,606,874
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.500%, 02/06/2017	B1	2,764,872	2,771,784

			51,419,351

High Tech Industries - 16.52%
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 7.000%, 05/09/2016	Ba3	2,740,674	2,780,633
Audio Visual Services Group, Senior Secured First Lien Term Loan, 6.750%, 11/9/2018	B1	1,892,165	1,892,165
Blackboard, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 10/04/2018	B1	2,992,500	3,041,128
CompuCom Systems, Inc., Senior Secured First Lien Term Loan, 6.500%, 10/04/2018	B2	3,370,862	3,440,386

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Excelitas Technologies, Inc. (fka IDS Acquisition), Senior Secured First Lien Term B Loan, 5.000%, 11/29/2016	B1	$1,989,815	$2,009,713
Hyland Software, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/25/2019	B2	1,962,295	1,978,239
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	B1	3,818,017	3,878,476
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	3,860,805	3,904,239
Rovi Solutions Corp., Senior Secured First Lien Tranche B-2 Term Loan, 4.000%, 03/29/2019	Ba2	1,855,552	1,855,552
Shield Finance Co. S.A.R.L. (aka Sophos PLC), Senior Secured First Lien Term B-2 Incremental Loan, 6.500%, 05/10/2019	B2	1,459,559	1,476,891
Ship U.S. Bidco, Inc., (aka RBS WorldPay), Senior Secured First Lien Facility B2A Term Loan, 5.250%, 11/30/2017	Ba2	1,522,144	1,534,192
Six3 Systems, Inc., Senior Secured First Lien Term B Loan, 7.000%, 10/04/2019	B2	2,296,570	2,319,536
Sophia LP, Senior Secured First Lien Additional Term B Loan, 4.500%, 07/19/2018	Ba3	3,093,827	3,142,942
Spansion, Inc., Senior Secured First Lien Term Loan, 5.250%, 12/13/2018	Ba3	2,420,110	2,452,636
Technicolor SA, Senior Secured First Lien Term A2 Facility Loan, 7.000%, 05/26/2016	B3	810,149	818,927
Technicolor SA, Senior Secured First Lien Term B2 Facility Loan, 8.000%, 05/26/2017	B3	1,816,153	1,835,831
Vertafore, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/29/2016	B1	3,920,036	3,972,290
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	B1	3,000,000	3,075,000
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	Ba3	3,562,500	3,609,258

			49,018,034

Hotels, Gaming and Leisure - 4.31%
Alpha Topco Ltd., Delta 2 (Lux) Sarl, Senior Secured First Lien Facility B2 Term Loan, 6.000%, 04/30/2019	B2	1,100,028	1,119,278
CCM Merger, Inc., (aka MotorCity Casino), Senior Secured First Lien Term B Loan, 6.000%, 03/01/2017	B3	1,290,633	1,305,152
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	B1	1,333,333	1,355,000
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	B3	1,000,000	1,015,000
Kasima LLC (DCIP), Senior Secured First Lien Incremental Term Loan, 5.000%, 03/31/2017	Baa1	1,920,000	1,939,200
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	Ba3	3,323,271	3,346,135
Peninsula Gaming LLC, Senior Secured First Lien Term Loan, 5.750%, 08/03/2017	B2	1,312,500	1,337,109
Six Flags Theme Parks, Inc., Senior Secured Tranche B First Lien Term Loan, 4.000%, 12/20/2018	B1	1,350,540	1,371,521

			12,788,395

Media Advertising, Printing and Publishing - 4.05%
Cenveo Corp., Senior Secured First Lien Term B Facility Loan, 7.000%, 12/21/2016	Ba3	3,044,552	3,059,775
Getty Images, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 10/18/2019	B1	1,995,000	2,025,174
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 5.750%, 05/28/2018	B1	1,335,286	1,220,118
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	1,608,188	1,624,270
RBS Holding Co. LLC, Senior Secured First Lien Term B Loan, 9.250%, 03/23/2017	B1	2,947,500	972,675
SGS International, Inc. (aka Southern Graphics/Logo Merger Sub), Senior Secured First Lien Term Loan, 5.000%, 10/17/2019	B1	3,075,625	3,112,148

			12,014,160

Media Broadcasting and Subscription - 3.94%
Barrington Broadcasting Group LLC, Senior Secured Tranche 2 First Lien Term Loan, 7.500%, 06/14/2017	B2	1,030,725	1,041,465
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 5.000%, 11/23/2018	B2	1,524,054	1,554,299
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, 5.500%, 07/14/2017	B1	1,264,501	1,289,392
Hubbard Radio LLC, Senior Secured First Lien Term Loan, 4.500%, 04/28/2017	Ba3	2,348,028	2,377,378
Kabel Deutschland Vertrieb Und Service Gmbh & Co., Senior Secured First Lien Facility F1 Term Loan, 3.250%, 02/01/2019	Ba2	1,000,000	1,012,915
MCC Iowa, Inc., Senior Secured Tranche G First Lien Term Loan, 4.000%, 08/15/2020	B1	1,990,000	2,010,726
NEP/NCP Holdco, Inc., Senior Secured First Lien Term Loan, 4.750%, 01/22/2020	B1	501,536	508,432
RCN Corp., Senior Secured First Lien Term B Loan, 5.250%, 03/02/2020	B1	1,871,618	1,904,961

			11,699,568

Media Diversified and Production - 0.34%
Live Nation Worldwide, Inc. (aka SFX Entertainment), Senior Secured First Lien Term B Loan, 4.500%, 11/07/2016	Ba2	999,790	1,009,788

	Moody’s Rating	Principal Amount	Market Value

Metals and Mining - 1.31%
MRC Global (aka McJunkin Corp.), Senior Secured First Lien Term B Loan, 6.250%, 11/08/2019	Ba2	$3,826,923	$3,886,719

Retail - 12.73%
Academy, Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 08/03/2018	B2	2,958,881	3,005,114
Albertson’s, Inc., Senior Secured First Lien Term Loan, 5.750%, 02/26/2016	B1	555,556	565,822
BJ’s Wholesale Club, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 09/26/2019	B2	2,992,500	3,026,315
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 5.500%, 02/23/2017	B3	2,192,647	2,226,052
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien New Term B1 Loan, 4.000%, 03/07/2018	B1	3,016,353	3,055,762
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, 7.250%, 10/09/2019	B1	1,618,893	1,643,938
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 6.250%, 04/08/2019	B3	3,077,755	3,108,533
DBP Holdings Corp, Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	B2	1,304,348	1,323,091
Leslie’s Poolmart, Inc., Senior Secured Tranche B First Lien Term Loan, 5.250%, 10/16/2019	B2	2,985,720	3,033,312
National Vision, Inc., Senior Secured First Lien Term Loan, 7.000%, 08/10/2018	B1	1,185,000	1,199,813
Neiman Marcus Group, Inc., Senior Secured First Lien Extended Term Loan, 4.000%, 05/16/2018	B2	2,000,000	2,020,920
Party City Holdings, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 07/29/2019	B2	1,063,554	1,073,195
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 5.750%, 11/15/2019	B3	3,467,871	3,523,149
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	4,887,500	4,936,399
Sprouts Farmers Market Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 04/18/2018	B2	2,207,456	2,228,846
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,847,143	1,794,703

			37,764,964

Services - Business - 13.96%
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 8.250%, 06/18/2018	Ba3	4,285,714	4,360,714
Alix Partners LLP, Senior Seucred First Lien Refinancing Term B-2 Loan, 4.500%, 06/28/2019	Ba3	2,977,538	3,008,549
BarBri, Inc., Senior Secured First Lien Term Loan, 6.000%, 06/19/2017	B1	3,049,375	3,056,998
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	B1	1,707,547	1,712,354
Epicor Software Corp., Senior Secured First Lien Term B Loan, 4.500%, 05/16/2018	Ba3	1,977,450	2,004,640
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/27/2020	Ba1	1,425,486	1,440,639
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	B2	1,440,730	1,464,141
PGA Holdings, Inc. (Press Ganey), Senior Secured First Lien Term B Loan, 5.250%, 04/20/2018	B2	2,250,000	2,279,542
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	4,365,174	4,388,812
Sedgwick Claims Management Services, Inc., Senior Secured Second Lien Term Loan, 9.000%, 05/28/2017	B2	5,000,000	5,075,000
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	B1	2,454,545	2,497,500
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	B1	2,115,385	2,116,051
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 5.750%, 06/06/2019	Ba3	3,616,507	3,670,754
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Delayed Draw Term Loan, 6.000%, 07/28/2017	Ba3	201,713	203,541
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Term B Loan, 6.000%, 07/26/2017	Ba3	1,195,139	1,205,973
West Corp., Senior Secured First Lien Term B-8 Loan, 4.250%, 06/30/2018	Ba3	2,892,364	2,944,788

			41,429,996

Services - Consumer - 1.55%
Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan, 4.500%, 12/10/2018	B1	594,675	600,324
Aramark Corp., Senior Secured First Lien Term D Loan, 4.000%, 08/22/2019	Ba3	2,999,916	3,033,185
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan, 0.284%, 04/15/2018	B2	976,744	981,628

			4,615,137

	Moody’s Rating	Principal Amount	Market Value

Telecommunications - 8.71%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.788%, 10/26/2017	B1	$4,915,128	$4,650,940
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	Ba2	3,000,000	2,930,835
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 5.750%, 12/18/2019	B2	3,093,799	3,128,604
Greeneden U.S. Holdings II LLC, Senior Secured First Lien Dollar Term Loan, 4.000%, 02/08/2020	B2	1,068,235	1,076,915
Intelsat Jackson Holdings SA, Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 04/02/2018	B1	1,387,479	1,409,852
Leap Wireless International, Inc. (Cricket Communications), Senior Secured First Lien Term Loan, 4.750%, 10/10/2019	Ba2	2,903,833	2,922,447
Syniverse Holdings, Inc., (Buccaneer Merger Sub., Inc.), Senior Secured First Lien Term Loan, 5.000%, 04/23/2019	B1	2,977,500	3,006,531
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 03/26/2019	B1	3,741,802	3,784,683
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.500%, 07/02/2019	B2	2,903,011	2,936,497

			25,847,304

Transportation Cargo - 1.36%
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	B1	3,266,667	3,277,904
Ozburn-Hessey Holding Co. LLC, Senior Secured First Lien Term Loan, 8.250%, 04/08/2016	B1	749,526	753,274

			4,031,178

Transportation Consumer - 1.56%
Hertz Corp., Senior Secured Tranche B First Lien Term Loan, 3.750%, 03/12/2018	Ba1	1,974,811	1,980,153
Sabre, Inc., Senior Secured First Lien Term B Loan, 5.243%, 02/19/2019	B1	1,037,271	1,052,731
Travelport, Inc. (aka TDS Investors), Senior Secured First Lien Extended Delayed Draw Term Loan, 5.056%, 08/21/2015	B1	1,050,000	1,045,900
United Airlines, Inc., Senior Secured First Lien Term B Loan, 4.250%, 04/01/2019	Ba3	537,600	544,097

			4,622,881

TOTAL FLOATING RATE LOAN INTERESTS (Cost $398,143,462)			402,426,755

CORPORATE BONDS - 8.17%
Beverage, Food and Tobacco - 0.70%
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	Caa1	2,000,000	2,085,000

Chemicals, Plastics and Rubber - 0.06%
Ineos Finance PLC, Senior Unsecured Bond, 7.500%, 05/01/2020(b)	B1	150,000	164,063

Consumer Goods Durable - 0.34%
Reynolds Group Holdings, Inc., Senior Unsecured Bond, 5.750%, 10/15/2020	Ba2	1,000,000	1,021,250

Energy, Oil and Gas - 0.19%
Calumet Specialty Products Partners LP, Senior Unsecured Bond, 9.625%, 08/01/2020(b)	B3	250,000	283,125
Chaparral Energy, Inc., Senior Unsecured Bond, 7.625%, 11/15/2022	B3	250,000	274,375

			557,500

Healthcare and Pharmaceuticals - 0.80%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	B3	3,000,000	2,385,000

High Tech Industries - 1.57%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(b)	Caa2	3,983,000	2,569,035
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(b)	B2	2,000,000	2,100,000

			4,669,035

Hotels, Gaming and Leisure - 0.78%
Carlson Wagonlit BV, Senior Unsecured Bond, 6.875%, 06/15/2019(b)	B1	1,000,000	1,047,500

	Moody’s Rating	Principal Amount	Market Value

Hotels, Gaming and Leisure (continued)
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(b)	B3	$1,250,000	$1,254,687

			2,302,187

Media Broadcasting and Subscription - 0.51%
Entercom Radio LLC, Senior Unsecured Bond, 10.500%, 12/01/2019	Caa1	1,300,000	1,501,500

Retail - 0.36%
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Unsecured Bond, 8.125%, 03/01/2019	Caa1	1,000,000	1,080,000

Services - Business - 0.36%
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020	Caa1	1,000,000	1,062,500

Telecommunications - 2.50%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B1	4,043,000	4,224,935
Fairpoint Communications, Inc., Senior Secured Bond, 8.750%, 08/15/2019(b)	B2	1,000,000	975,000
Intelsat Jackson Holdings SA, Senior Unsecured Bond, 7.250%, 10/15/2020	B1	2,000,000	2,205,000

			7,404,935

TOTAL CORPORATE BONDS (Cost $25,283,088)			24,232,970

SHORT TERM INVESTMENTS - 8.74%

Bank of New York Cash Reserve
(0.050% 7-Day Yield)		25,944,917	25,944,917

TOTAL SHORT TERM INVESTMENTS (Cost $25,944,917)			25,944,917

Total Investments - 152.54% (Cost $449,371,467)			452,604,642

Liabilities in Excess of Other Assets - (3.98)%			(11,779,633)

Term Preferred Shares - (16.21)%* (plus distributions payable on term preferred shares)			(48,108,228)

Senior Secured Notes - (32.35)%			(96,000,000)

Net Assets - 100.00%			$296,716,781

Amounts above are shown as a percentage of net assets as of March 31, 2013.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $8,393,410, which represents approximately 2.83% of net assets as of March 31, 2013.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Notes to Quarterly Portfolio of Investments

March 31, 2013 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. BSL was organized in Delaware on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of the BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans” together with second lien secured loans and unsecured loans, “Loans”).

BSL is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BSL may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BSL’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BSL’s investments under the fair value hierarchy levels as of March 31, 2013:

Investments in Securities at Value^	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	–	25,944,917	–	25,944,917
Floating Rate Loan Interests
Aerospace and Defense	$ –	$ 10,683,579	$ 1,612,635	$12,296,214
Automotive	–	9,215,686	874,038	10,089,724
Beverage, Food and Tobacco	–	2,472,977	2,172,002	4,644,979
Chemicals, Plastics and Rubber	–	16,807,426	3,120,444	19,927,870
Construction and Building	–	5,557,444	3,850,947	9,408,391
Containers, Packaging and Glass	–	5,626,915	1,793,045	7,419,960
Energy Electricity	–	1,571,662	1,331,090	2,902,752
Healthcare and Pharmaceuticals	–	44,205,761	7,213,590	51,419,351
High Tech Industries	$ –	$ 39,392,847	$ 9,625,187	$49,018,034
Hotels, Gaming and Leisure	–	9,834,195	2,954,200	12,788,395
Media Advertising, Printing and Publishing	–	6,305,067	5,709,093	12,014,160
Services - Business	–	33,857,496	7,572,500	41,429,996
Services - Consumer	–	3,633,509	981,628	4,615,137
Transportation Cargo	–	3,277,904	753,274	4,031,178
Other	–	160,420,614	–	160,420,614
Corporate Bonds	–	24,232,970	–	24,232,970
Total	$ –	$ 403,040,969	$ 49,563,673	$452,604,642

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities at Value^	Balance as of December 31, 2012	Accrued Discount/ Premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Net sales proceeds	Transfer in and/or (out) of Level 3*	Balance as March 31, 2013	Net change in unrealized appreciation / (depreciation) attributable to Level 3 investments still held at 3/31/2013

Floating Rate Loan Interests	$65,489,833	$28,973	$29,533	$178,468	$7,112,990	$(8,770,116)	$(14,506,008)	$49,563,673	$601,329

Total	$65,489,833	$28,973	$29,533	$178,468	$7,112,990	$(8,770,116)	$(14,506,008)	$49,563,673	$601,329

Information about Level 3 fair value measurements as of March 31, 2013:

	Fair Value at 3/31/13	Valuation Technique(s)	Unobservable Input(s)

Floating Rate Loan Interests	$49,563,673	Third-party vendor pricing service	Vendor quotes

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

*Transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and Information for these securities. Transferred from Level 3 to Level 2 as observable inputs are available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BSL’s accrued liabilities (other than liabilities Incurred for any leverage). At March 31, 2013, 86.82% of BSL’s Managed Assets were held in Senior Loans.

Senior Loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At March 31, 2013, BSL had invested $20,024,244 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the risk and valuation committee of the Adviser. The factors considered by the committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2013 based on cost of $449,371,467 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,958,698 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,725,523, resulting in net unrealized appreciation of $3,233,175.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2013